Exhibit 99
Nissan Auto Receivables 2006-A
Monthly Servicer's Certificate
for the month of March 2006

Collection Period	Mar-06	30/360 Days	30
Distribution Date	17-Apr-06	Actual/360 Days	33

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,192,205,342.10	1,111,586,693.02	1,066,018,325.35	0.894157
Total Securities		1,192,205,342.10	1,111,586,693.02	1,066,018,325.35	0.894157
Class A-1 Notes	4.66258%	358,000,000.00	277,381,350.92	231,812,983.25	0.647522
Class A-2 Notes	4.80000%	260,000,000.00	260,000,000.00	260,000,000.00	1.000000
Class A-3 Notes	4.74000%	345,000,000.00	345,000,000.00	345,000,000.00	1.000000
Class A-4 Notes	4.77000%	172,575,000.00	172,575,000.00	172,575,000.00	1.000000
Certificates	0.00000%	56,630,342.10	56,630,342.10	56,630,342.10	1.000000

	Principal Payment	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	45,568,367.67	1,185,536.68	127.2859432	3.3115550
Class A-2 Notes	0.00	1,040,000.00	-	4.0000000
Class A-3 Notes	0.00	1,362,750.00	-	3.9500000
Class A-4 Notes	0.00	685,985.63	-	3.9750000
Certificates	0.00	0.00	-	-
Total Securities	45,568,367.67	4,274,272.31

I. COLLECTIONS

Interest:
Interest Collections		3,524,183.54
Repurchased Loan Proceeds Related to Interest		0.00
Total Interest Collections		3,524,183.54

Principal:
Principal Collections		45,176,312.87
Repurchased Loan Proceeds Related to Principal		0.00
Total Principal Collections		45,176,312.87

Recoveries of Defaulted Receivables		56,900.00
Investment Earnings on Yield Supplement Account		193,485.79
Release from the Yield Supplement Account		2,851,889.20
Servicer Advances		0.00

Total Collections		51,802,771.40

II. COLLATERAL POOL BALANCE DATA
	Number	Amount
Pool Balance - Beginning of Period	71,119	1,111,586,693.02
Total Principal Collections		45,176,312.87
Principal Amount of Gross Losses		392,054.80
	69,689	1,066,018,325.35

III. DISTRIBUTIONS

Total Collections		51,802,771.40
Reserve Account Draw		0.00
Total Available for Distribution		51,802,771.40

1. Reimbursement of Advance	175,117.79

2. Servicing Fee:
Servicing Fee Due	926,322.24
Servicing Fee Paid	926,322.24
Servicing Fee Shortfall	0.00

3. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Interest Distributable Amount	1,185,536.68

Class A-1 Notes Monthly Interest Paid	1,185,536.68
Change in Class A-1 Notes Interest Carryover Shortfall	0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall	0.00
Class A-2 Notes Interest on Interest Carryover Shortfall	0.00
Class A-2 Notes Monthly Interest Distributable Amount	1,040,000.00

Class A-2 Notes Monthly Interest Paid	1,040,000.00
Change in Class A-2 Notes Interest Carryover Shortfall	0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest Distributable Amount	1,362,750.00

Class A-3 Notes Monthly Interest Paid	1,362,750.00
Change in Class A-3 Notes Interest Carryover Shortfall	0.00

Class A-4 Notes Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Interest Distributable Amount	685,985.63

Class A-4 Notes Monthly Interest Paid	685,985.63
Change in Class A-4 Notes Interest Carryover Shortfall	0.00

Total Note Monthly Interest
Total Note Monthly Interest Due	4,274,272.31
Total Note Monthly Interest Paid	4,274,272.31
Total Note Interest Carryover Shortfall	0.00
Change in Total Note Interest Carryover Shortfall	0.00

Total Available for Principal Distribution	46,427,059.06

4. Total Monthly Principal Paid on the Notes	45,568,367.67

Total Noteholders' Principal Carryover Shortfall	0.00
Total Noteholders' Principal Distributable Amount	45,568,367.67
Change in Total Noteholders' Principal Carryover Shortfall	0.00

5. Total Monthly Principal Paid on the Certificates		0.00

Total Certificateholders' Principal Carryover Shortfall		0.00
Total Certificateholders' Principal Distributable Amount		0.00
Change in Total Certificateholders' Principal Carryover Shortfall		0.00

Remaining Available Collections		858,691.39
Deposit from Remaining Available Collections to fund Reserve Account		0.00
Remaining Available Collections Released to Seller		858,691.39

IV. YIELD SUPPLEMENT ACCOUNT

Beginning Yield Supplement Account Balance		53,223,271.59
Release to Collection Account		2,851,889.20
Ending Yield Supplement Account Balance		50,371,382.39

V. RESERVE ACCOUNT

Initial Reserve Account Amount		5,961,026.71
Required Reserve Account Amount		5,961,026.71
Beginning Reserve Account Balance		5,961,026.71
Ending Reserve Account Balance		5,961,026.71

Reserve Account Triggers	Test Ratio	Actual Ratio	Result
Average Three Period Delinquency Percentage	2.00%	0.03%	Pass
Average Three Period Charge Off Rate	2.75%	0.17%	Pass

Required Reserve Account Amount for Next Period		5,961,026.71

VI. POOL STATISTICS

Weighted Average Coupon		3.79%
Weighted Average Remaining Maturity		45.79

Principal Recoveries of Defaulted Receivables		56,900.00
Principal on Defaulted Receivables		392,054.80
Pool Balance at Beginning of Collection Period		1,111,586,693.02
Net Loss Ratio		0.36%

Net Loss Ratio for Second Preceding Collection Period		0.00%
Net Loss Ratio for Preceding Collection Period		0.15%
Net Loss Ratio for Current Collection Period		0.36%
Average Net Loss Ratio		0.17%

Cumulative Net Losses for all Periods		482,460.30

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	4,571,221.08	279
61-90 Days Delinquent	581,912.30	32
91-120 Days Delinquent	171,499.59	8
Total Delinquent Receivables:	5,324,632.97	319
61+ Days Delinquencies as Percentage of Receivables	0.07%	0.06%

Delinquency Ratio for Second Preceding Collection Period		0.00%
Delinquency Ratio for Preceding Collection Period		0.04%
Delinquency Ratio for Current Collection Period		0.06%
Average Delinquency Ratio		0.03%

VII. STATEMENTS TO NOTEHOLDERS

1. The amount of the currency Swap Payments and the currency Swap Termination Payments, if any, due to the currency Swap Counterparty under the currency Swap Agreement.	N/A

 2. Has there been a material change in practices with respect to charge-
offs, collection and management of delinquent Receivables, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?
No

3. Have there been any material modifications, extensions or waivers to Receivables terms, fees, penalties or payments during the Collection Period?	No

4. Have there been any material breaches of representations, warranties or covenants contained in the Receivables?	No

5. Has there been an issuance of notes or other securities backed by the Receivables?	No

6. Has there been a material change in the underwriting, origination or acquisition of Receivables?	No